Significant acquisition and disposition - Additional Information (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Mar. 31, 2023	Dec. 23, 2022	Nov. 29, 2022	Oct. 31, 2022
Statement [Line Items]
Assets	$ 1,940,302				$ 1,917,219
Liabilities	$ 1,828,948				$ 1,809,044
Disposal groups classified as held for sale [member]
Statement [Line Items]
Assets			$ 27,000
Liabilities			$ 26,000
HSBC Canada [member]
Statement [Line Items]
Percentage of voting equity interests acquired				100.00%
Cash transferred				$ 13,500
Par value of preferred shares and subordinated debt		$ 2,100